Financial Instrument - Schedule of Financial Instrument (Details)	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Financial Instrument [Abstract]
Financial instrument, beginning	$ 231,293	$ 172,029	$ 221,791
Net fair value change (Note 4)	5,478	4,074	9,502
Financial instrument, ending	$ 236,771	$ 176,103	$ 231,293